Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILMINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated November 26, 2019 to the Wilmington Funds Prospectus dated August 31, 2019 (the “Prospectus”)

1.	Effective November 26, 2019, the information in the Prospectus with respect to the Wilmington Global Alpha Equities Fund will be amended, supplemented, or replaced as follows:

The following supplements information on page 12 of the Prospectus under the sub-section entitled “Annual Average Total Returns”:

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	Life of Fund
Class I Shares
Return Before Taxes	-2.67%	1.05%	2.29	%*
Return After Taxes on Distributions	-2.95%	0.63%	1.91	%*
Return After Taxes on Distributions and Sale of Fund Shares	-1.38%	0.70%	1.70	%*
Class A Shares
Return Before Taxes	-8.26%	-0.34%	1.21	%*
HFRX Equity Hedge Index	-9.74%	-0.32%	1.86%

*	Class I and A Shares Commenced operations on January 12, 2012.

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.

Wilmington Global Alpha Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated November 26, 2019 to the Wilmington Funds Prospectus dated August 31, 2019 (the “Prospectus”)

1.	Effective November 26, 2019, the information in the Prospectus with respect to the Wilmington Global Alpha Equities Fund will be amended, supplemented, or replaced as follows:

The following supplements information on page 12 of the Prospectus under the sub-section entitled “Annual Average Total Returns”:

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	Life of Fund
Class I Shares
Return Before Taxes	-2.67%	1.05%	2.29	%*
Return After Taxes on Distributions	-2.95%	0.63%	1.91	%*
Return After Taxes on Distributions and Sale of Fund Shares	-1.38%	0.70%	1.70	%*
Class A Shares
Return Before Taxes	-8.26%	-0.34%	1.21	%*
HFRX Equity Hedge Index	-9.74%	-0.32%	1.86%

*	Class I and A Shares Commenced operations on January 12, 2012.

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.
Wilmington Global Alpha Equities Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.67%)
5 Years	rr_AverageAnnualReturnYear05	1.05%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.29%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2012
Wilmington Global Alpha Equities Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.26%)
5 Years	rr_AverageAnnualReturnYear05	(0.34%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.21%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2012
Wilmington Global Alpha Equities Fund | Return After Taxes on Distributions | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.95%)
5 Years	rr_AverageAnnualReturnYear05	0.63%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.91%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2012
Wilmington Global Alpha Equities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
5 Years	rr_AverageAnnualReturnYear05	0.70%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.70%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2012
Wilmington Global Alpha Equities Fund | HFRX Equity Hedge Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.74%)
5 Years	rr_AverageAnnualReturnYear05	(0.32%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.86%

[1]	Class I and A Shares Commenced operations on January 12, 2012.